Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(13) Fair Value of Financial Instruments

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices or similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale: The fair value of securities available for sale are determined utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. Also classified as available for sale securities are equity securities where fair value is determined by quoted market prices and these are designated as Level 1. The Company does not have any securities that would be designated as level 3.

Other Real Estate Owned: Assets acquired through loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. This results in a Level 3 classification of the inputs for determining fair value.

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally have had a charge-off through the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. Such adjustments may be significant and typically result in a Level 3 classification of the inputs for determining fair value. When obtained, non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Indications of value for both collateral-dependent impaired loans and other real estate owned are obtained from third party providers or the Company’s internal Appraisal Department. All indications of value are reviewed for reasonableness by a member of the Appraisal Department for the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value via comparison with independent data sources such as recent market data or industry-wide statistics.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2017 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:

U.S. government sponsored enterprises	$137,851	-	$137,851	-
State and political subdivisions	525	-	525	-
Mortgage backed securities and collateralized mortgage obligations - residential	315,983	-	315,983	-
Corporate bonds	40,162	-	40,162	-
Small Business Administration- guaranteed participation securities	67,059	-	67,059	-
Mortgage backed securities and collateralized mortgage obligations - commercial	9,700	-	9,700	-
Other	685	35	650	-
Total securities available for sale	$571,965	$35	$571,930	$-

	Fair Value Measurements at December 31, 2016 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$117,266	$-	$117,266	$-
State and political subdivisions	886	-	886	-
Mortgage backed securities and collateralized mortgage obligations - residential	372,308	-	372,308	-
Corporate bonds	40,705		40,705
Small Business Administration- guaranteed participation securities	78,499	-	78,499	-
Mortgage backed securities and collateralized mortgage obligations - commercial	10,011	-	10,011	-
Other	685	35	650	-
Total securities available for sale	$620,360	$35	$620,325	$-

There were no transfers between Level 1 and Level 2 in 2017 and 2016.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2017 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)
(dollars in thousands)

Other real estate owned	$3,246	$-	$-	$3,246	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)
Impaired loans:
Commercial real estate		-	-	-	Sales comparison approach	Adjustments for differences between comparable sales
Real estate mortgage - 1 to 4 family	844	-	-	844	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

	Fair Value Measurements at December 31, 2016 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)
(dollars in thousands)

Other real estate owned	$4,268	$-	$-	$4,268	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)
Impaired loans:
Commercial real estate	1,250	-	-	1,250	Sales comparison approach	Adjustments for differences between comparable sales	7% - 35% (23%)
Real estate mortgage - 1 to 4 family	458	-	-	458	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

Other real estate owned, which is carried at fair value less costs to sell, was approximately $3.2 million at December 31, 2017, and consisted of $541 thousand of commercial real estate and $2.7 million of residential real estate properties. A valuation charge of $1.1 million is included in earnings for the year ended December 31, 2017.

Of the total impaired loans of $24.1 million at December 31, 2017, $844 thousand are collateral dependent and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2017. Gross charge-offs related to residential impaired loans included in the table above amounted to $151 thousand.

Other real estate owned, which is carried at fair value less costs to sell, was approximately $4.3 million at December 31, 2016, and consisted of $756 thousand of commercial real estate and $3.5 million of residential real estate properties. A valuation charge of $1.2 million is included in earnings for the year ended December 31, 2016.

Of the total impaired loans of $24.0 million at December 31, 2016, $1.7 million are collateral dependent and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2016. Gross charge-offs related to commercial impaired loans included in the table above were $482 thousand for the year ended December 31, 2016, while gross charge-offs related to residential impaired loans included in the table above amounted to $226 thousand.

In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments at December 31, 2017 and 2016 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2017 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$612,740	612,740	-	-	612,740
Securities available for sale	571,965	35	571,930	-	571,965
Held to maturity securities	27,551	-	28,701	-	28,701
Federal Reserve Bank and Federal Home Loan Bank stock	8,779	N/A	N/A	N/A	N/A
Net loans	3,592,237	-	-	3,598,213	3,598,213
Accrued interest receivable	11,441	243	2,440	8,758	11,441
Financial liabilities:
Demand deposits	398,399	398,399	-	-	398,399
Interest bearing deposits	3,774,927	2,707,961	1,076,213	-	3,784,174
Short-term borrowings	242,991	-	242,991	-	242,991
Accrued interest payable	537	77	460	-	537

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2016 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$707,274	707,274	-	-	707,274
Securities available for sale	620,360	35	620,325	-	620,360
Held to maturity securities	45,490	-	47,526	-	47,526
Federal Reserve Bank and Federal Home Loan Bank stock	9,579	N/A	N/A	N/A	N/A
Net loans	3,386,696	-	-	3,370,976	3,370,976
Accrued interest receivable	11,070	145	2,654	8,271	11,070
Financial liabilities:
Demand deposits	377,755	377,755	-	-	377,755
Interest bearing deposits	3,818,408	2,658,945	1,156,025	-	3,814,970
Short-term borrowings	209,406	-	209,406	-	209,406
Accrued interest payable	526	82	444	-	526

The specific estimation methods and assumptions used can have a substantial impact on the resulting fair values of financial instruments. Following is a brief summary of the significant methods and assumptions used in estimating fair values:

Cash and Cash Equivalents

The carrying values of these financial instruments approximate fair values and are classified as level 1.

Federal Reserve Bank and Federal Home Loan Bank stock

It is not practical to determine the fair value of Federal Reserve Bank and Federal Home Loan Bank stock due to their restrictive nature.

Securities Held to Maturity

Similar to securities available for sale described previously, the fair value of securities held to maturity are determined utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. The Company does not have any securities that would be designated as level 3.

Loans

The fair values of all loans are estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposit Liabilities

The fair values disclosed for noninterest bearing demand deposits, interest bearing checking accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the balance sheet date resulting in a level 1 classification. The carrying value of all variable rate certificates of deposit approximates fair value resulting in a level 2 classification. The fair value of fixed rate certificates of deposit is estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered on certificates of similar size and remaining maturity resulting in a level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a level 1, level 2 or level 3 classification consistent with the asset or liability that they are associated with.

Short-Term Borrowings and Other Financial Instruments

The fair value of all short-term borrowings, and other financial instruments approximates the carrying value resulting in a level 2 classification.

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk. Such financial instruments consist of commitments to extend financing and standby letters of credit. If the commitments are exercised by the prospective borrowers, these financial instruments will become interest earning assets of the Company. If the commitments expire, the Company retains any fees paid by the prospective borrower. The fair value of commitments is estimated based upon fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the present creditworthiness of the borrower. For fixed rate commitments, the fair value estimation takes into consideration an interest rate risk factor. The fair value of these off-balance sheet items approximates the recorded amounts of the related fees, which are considered to be immaterial.

The Company does not engage in activities involving interest rate swaps, forward placement contracts, or any other instruments commonly referred to as derivatives.